Employee benefit plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2021	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution, percent of match						100.00%		100.00%
Employer matching contribution, percent of employees' gross pay						4.00%		4.00%
Employer maximum annual contributions per employee, percent						4.00%		4.00%
Employer discretionary contribution amount				$ 300	$ 300	$ 900	$ 1,000	$ 1,200	$ 1,300
Employers matching contribution, vesting percentage						100.00%		100.00%
Common stock, par value, (in dollars per share)								$ 0.0001	$ 0.0001
Shares authorized under plan (in shares)								54,402,264	37,055,557
Shares outstanding under plan (in shares)								36,557,759	28,189,475		27,046,177
Shares remaining for future grants (in shares)								17,844,505	8,866,082
Common stock exchange ratio	206.81%	206.81%						206.81%
Options granted (in shares)			3,669,608			1,937,968		14,386,426	8,828,538
Stock compensation expense				46,803	1,500	$ 132,542	$ 4,949
Awards granted (in shares)								0
Stock options granted, grant date fair value (in dollars per share)			$ 1.18			$ 3.36	$ 2.10	$ 1.04	$ 0.62
Unvested stock options, unrecognized stock-based compensation				463,700		$ 463,700		$ 14,900	$ 9,000
Cost not yet recognized, period for recognition						4 years 3 months 7 days		2 years 6 months
Fair value of options vested								$ 5,500	3,500
Aggregate intrinsic value of stock options outstanding,				$ 160,100		$ 160,100		$ 445,300
Weighted average remaining contractual term of stock options outstanding						7 years 10 days		7 years 9 months
Stock options exercisable (in shares)				21,210,565		21,210,565		19,333,153
Aggregate intrinsic value of stock options exercisable				$ 109,000		$ 109,000		$ 246,200
Weighted average exercise price of stock options exercisable (in dollars per share)				$ 2.26		$ 2.26		$ 1.62
Weighted average remaining contractual term of stock options exercisable						6 years 4 months 2 days		6 years 10 months 6 days
Aggregate intrinsic value of stock options exercised						$ 36,400	$ 1,600	$ 5,800	1,300
Cash received from stock options exercised								$ 2,100	700
Warrants issued to purchase shares of common stock (in shares)												122,052	139,629
Exercise price of warrants (in dollars per share)										$ 0.10		$ 3.45	$ 2.61
Weighted -average exercise price of warrants exercisable (in dollars per share)								$ 3.00
Weighted-average remaining contractual term of warrants exercisable								6 years 4 months 2 days
Total fair value of warrants vested						0	4,000	$ 7,000	$ 900
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)								0	0
Exercise price of warrants (in dollars per share)	$ 11.50									$ 11.50
Warrants exercisable (in shares)								261,681
Aggregate intrinsic value of warrants exercisable								$ 4,600
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of award								The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair value of the common stock on the date of grant.
Exercise price, percentage of fair value of common stock								100.00%
Expiration period								10 years
Vesting period								5 years
Stock compensation expense				$ 1,665	$ 1,500	$ 6,734	$ 4,949	$ 7,100	$ 3,300
Stock options | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense								$ 1,800
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)									0